Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal statutory rate	34.00%
State taxes, net of federal benefit	3.06%
Permanent items	(3.91%)
Return to Provision Adjustment	5.65%
Other Adjustment	0.00%
Valuation allowance	(38.80%)
Effective income tax rate	0.00%